Leases - Estimated Future Amortization of Favorable and Unfavorable Lease Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Lease Rental Expenses [Line Items]
2015	$ 80.9
2016	76.7
2017	73.6
2018	69.8
2019	66.3
Thereafter	674.3
Total	1,041.6	$ 535.2
Total	(428.5)	$ (116.6)
Company Restaurants Occupancy and Other Operating Expenses [Member] | Unfavorable Lease Contract [Member]
Lease Rental Expenses [Line Items]
2015	(0.3)
2016	(0.3)
2017	(0.3)
2018	(0.2)
2019	(0.1)
Thereafter	(0.2)
Total	(1.4)
Company Restaurants Occupancy and Other Operating Expenses [Member] | Favorable Lease Contract [Member]
Lease Rental Expenses [Line Items]
2015	0.3
2016	0.2
2017	0.2
2018	0.2
2019	0.2
Thereafter	2.2
Total	3.3
Franchise and Property Revenue [Member] | Unfavorable Lease Contract [Member]
Lease Rental Expenses [Line Items]
2015	(32.4)
2016	(29.5)
2017	(27.9)
2018	(26.2)
2019	(24.1)
Thereafter	(111.3)
Total	(251.4)
Franchise and Property Revenue [Member] | Favorable Lease Contract [Member]
Lease Rental Expenses [Line Items]
2015	20.9
2016	19.0
2017	17.8
2018	16.4
2019	15.0
Thereafter	74.3
Total	163.4
Franchise and Property Expenses [Member] | Unfavorable Lease Contract [Member]
Lease Rental Expenses [Line Items]
2015	(21.7)
2016	(20.2)
2017	(18.8)
2018	(17.5)
2019	(15.7)
Thereafter	(81.8)
Total	(175.7)
Franchise and Property Expenses [Member] | Favorable Lease Contract [Member]
Lease Rental Expenses [Line Items]
2015	31.8
2016	29.7
2017	27.7
2018	25.5
2019	23.3
Thereafter	123.2
Total	$ 261.2